UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       Sunny Isles, Florida          April 27, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:    $118,050
                                          (thousands)

List of Other Included Managers:                   None






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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------

ABB LTD                         SPONSORED ADR      000375204    3,846   159,000 SH           Sole           N/A          159,000

AMERICAN AXLE & MFG HLDGS IN         COM           024061103    2,343   186,100 SH           Sole           N/A          186,100

AMERICAN EAGLE OUTFITTERS NE         COM           02553E106    4,294   270,243 SH           Sole           N/A          270,243

CARMAX INC                           COM           143130102    2,785    86,768 SH           Sole           N/A           86,768

CARNIVAL CORP                     PAIRED CTF       143658300    2,225    58,000 SH           Sole           N/A           58,000

CARTER INC                           COM           146229109    2,995   104,600 SH           Sole           N/A          104,600

COACH INC                            COM           189754104    5,246   100,800 SH           Sole           N/A          100,800

DICKS SPORTING GOODS INC             COM           253393102    2,743    68,600 SH           Sole           N/A           68,600

FRESH MKT INC                        COM           35804H106       38     1,000 SH           Sole           N/A            1,000

HEARTLAND EXPRESS INC                COM           422347104    4,733   269,782 SH           Sole           N/A          269,782

HUNT J B TRANS SVCS INC              COM           445658107    9,606   211,500 SH           Sole           N/A          211,500

KNIGHT TRANSN INC                    COM           499064103    6,977   362,417 SH           Sole           N/A          362,417

LENNAR CORP                          CL A          526057104      105     5,800 SH           Sole           N/A            5,800

LOWES COS INC                        COM           548661107    3,502   132,500 SH           Sole           N/A          132,500

LULULEMON ATHLETICA INC              COM           550021109   19,211   215,728 SH           Sole           N/A          215,728

OLD DOMINION FGHT LINES INC          COM           679580100    7,251   206,627 SH           Sole           N/A          206,627

PULTE GROUP INC                      COM           745867101      348    46,995 SH           Sole           N/A           46,995

QUANTA SVCS INC                      COM           74762E102    6,841   304,988 SH           Sole           N/A          304,988

RYANAIR HLDGS PLC               SPONSORED ADR      783513104    7,857   282,638 SH           Sole           N/A          282,638

SAFE BULKERS INC                     COM           Y7388L103    1,051   116,000 SH           Sole           N/A          116,000

SOUTHWESTERN ENERGY CO               COM           845467109    6,642   154,582 SH           Sole           N/A          154,582

STAPLES INC                          COM           855030102    2,439   125,595 SH           Sole           N/A          125,595

TEXAS ROADHOUSE INC                  COM           882681109    4,076   239,900 SH           Sole           N/A          239,900

THOR INDS INC                        COM           885160101    1,972    59,100 SH           Sole           N/A           59,100

TOLL BROTHERS INC                    COM           889478103    1,437    72,700 SH           Sole           N/A           72,700

URBAN OUTFITTERS INC                 COM           917047102    7,487   251,001 SH           Sole           N/A          251,001

                             TOTAL                            118,050
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